SUBSEQUENT EVENTS (Detail Textuals) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended
	Jan. 04, 2019 USD ($) Dispensary	Apr. 18, 2019 USD ($) $ / shares shares	Apr. 17, 2019 USD ($)	Apr. 16, 2019 USD ($)	Mar. 12, 2019 USD ($)	Mar. 01, 2019 USD ($)	Jan. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Deferred acquisition cost								$ 22,100
Nature's Way Nursery of Miami, Inc. ("Nature's Way")
Disclosure of non-adjusting events after reporting period [line items]
Deferred acquisition cost								$ 12,000
Subsequent Events | Canopy Growth Corporation | Definitive agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares to be acquired		100.00%
Up-front payment		$ 300,000
Termination fee		$ 150,000
Number of common shares to be issued | $ / shares		$ 0.5818
Number of additional subordinate voting shares authorized to be issued | shares		58,000
Additional number of subordinated voting shares of potential acquisitions | shares		5,222
Subsequent Events | Nature's Way Nursery of Miami, Inc. ("Nature's Way")
Disclosure of non-adjusting events after reporting period [line items]
Number of medical cannabis dispensaries | Dispensary	30
Total consideration in subordinate Voting Shares	$ 69,000
Cash consideration	53,000
Subsequent Events | Nature's Way Nursery of Miami, Inc. ("Nature's Way") | High Street Capital Partners, LLC
Disclosure of non-adjusting events after reporting period [line items]
Amount of units issued in HSCP	$ 4,000
Subsequent Events | NCC
Disclosure of non-adjusting events after reporting period [line items]
Total consideration in subordinate Voting Shares						$ 4,508
Subsequent Events | Kanna, Inc | Definitive agreement
Disclosure of non-adjusting events after reporting period [line items]
Total consideration in subordinate Voting Shares					$ 11,500
Subsequent Events | Form Factory, Inc. ("Form Factory")
Disclosure of non-adjusting events after reporting period [line items]
Total consideration in subordinate Voting Shares				$ 160,000
Subsequent Events | Deep Roots Medical, LLC ("Deep Roots") | Definitive agreement
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration			$ 20,000
Subsequent Events | Deep Roots Medical, LLC ("Deep Roots") | High Street Capital Partners, LLC | Definitive agreement
Disclosure of non-adjusting events after reporting period [line items]
Amount of units issued in HSCP			$ 100,000
Subsequent Events | Thames Valley Apothecary, LLC ("Thames Valley')
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration							$ 15,072